Employees - Summary of Movements in Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Current service cost	€ (223)	€ (216)	€ (220)
Special termination benefits	(37)	(5)	(16)
Past service costs including (losses)/gains on curtailments	(20)	(65)	41
Actuarial gain/(loss) arising from changes in demographic assumptions	(246)	(183)	(42)
Actuarial gain/(loss) arising from changes in financial assumptions	1,414	2,138	(611)
Actuarial gain/(loss) arising from experience adjustments	78	12	(18)
Liabilities [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	(23,922)	(21,754)
Current service cost	(223)	(216)
Special termination benefits	(37)	(5)
Past service costs including (losses)/gains on curtailments	20	65
Settlements	74	(2)
Interest cost	(445)	(603)
Actuarial gain/(loss) arising from changes in demographic assumptions	246	183
Actuarial gain/(loss) arising from changes in financial assumptions	(1,414)	(2,138)
Actuarial gain/(loss) arising from experience adjustments	(78)	(12)
Benefit payments	1,140	1,208
Others	(38)	(20)
Currency retranslation	958	(628)
Ending balance	(23,719)	(23,922)	(21,754)
Liabilities [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	(11,001)	(9,739)
Current service cost	(114)	(104)
Past service costs including (losses)/gains on curtailments	17	56
Interest cost	(208)	(276)
Actuarial gain/(loss) arising from changes in demographic assumptions	(1)	157
Actuarial gain/(loss) arising from changes in financial assumptions	(806)	(955)
Actuarial gain/(loss) arising from experience adjustments	(67)	(44)
Benefit payments	467	455
Others	(44)
Currency retranslation	609	(551)
Ending balance	(11,148)	(11,001)	(9,739)
Liabilities [Member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	(5,097)	(4,664)
Current service cost	(3)	(4)
Interest cost	(55)	(82)
Actuarial gain/(loss) arising from changes in demographic assumptions	245	14
Actuarial gain/(loss) arising from changes in financial assumptions	(354)	(511)
Actuarial gain/(loss) arising from experience adjustments	(6)	(15)
Benefit payments	166	165
Others	44
Ending balance	(5,060)	(5,097)	(4,664)
Liabilities [Member] | All other countries [member]
Disclosure of defined benefit plans [line items]
Beginning balance	(7,824)	(7,351)
Current service cost	(106)	(108)
Special termination benefits	(37)	(5)
Past service costs including (losses)/gains on curtailments	3	9
Settlements	74	(2)
Interest cost	(182)	(245)
Actuarial gain/(loss) arising from changes in demographic assumptions	2	12
Actuarial gain/(loss) arising from changes in financial assumptions	(254)	(672)
Actuarial gain/(loss) arising from experience adjustments	(5)	47
Benefit payments	507	588
Others	(38)	(20)
Currency retranslation	349	(77)
Ending balance	€ (7,511)	€ (7,824)	€ (7,351)